BONDS PAYABLE (Narrative) (Details)		1 Months Ended			12 Months Ended
	Dec. 14, 2021 CAD ($) $ / shares shares	Nov. 16, 2021 CAD ($) $ / shares shares	Oct. 20, 2021 CAD ($) $ / shares shares	Oct. 19, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2029	Dec. 14, 2021 $ / shares	Nov. 16, 2021 $ / shares	Oct. 19, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued							19,543
Bonds issued price							$ 100
Proceeds from issuance of bonds	$ 95,300	$ 47,400					1,954,300
Repayments of bonds					$ 1,707	$ 0
Cash debt issuance costs					170,700
Amortization expense related to debt issuance costs					1,436,058	1,260,439	$ 1,261,964
Bonds payable					1,905,577	1,882,750
Interest expense on bonds					192,188	195,973
Interest payable					$ 668,805	$ 650,278
Number of warrants issued | shares	80,252
Debt financing costs	$ 10,939	5,941		$ 948
Proceeds from issue of bonds notes and debentures recognized as share subscriptions received		$ 11,600
Exercise price | $ / shares					$ 0.3	$ 0.3
Class A Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash debt issuance costs				$ 92
Number of shares issued during period | shares	50	22,775
Aggregate number of shares issued | shares	43,475		3,600	3,600
Share issue related cost	$ 914	$ 536
Class B Bond [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash debt issuance costs	8,586	5,061		$ 856
Class A Bond [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash debt issuance costs	$ 1,439	$ 344
Bonds Payable [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate								10.00%
Amortization expense related to debt issuance costs					$ 72,673	$ 95,399
Interest payable					30,324	0
Reduction In debt discount					$ 27,922	$ 71,549
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares	80,253	36,114		4,267
Payment of warrant cash commission	$ 7,123	$ 3,681		$ 576
Fair value of warrant issued	3,816	2,260		372
Exercise price | $ / shares									$ 0.095	$ 0.105	$ 0.125
Class B Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuance of bonds	$ 78,600	$ 43,700
Proceeds from issuance of units			$ 7,200
Number of units issued | shares	786	437	72
Price per unit | $ / shares	$ 100	$ 100	$ 100
Class B Units [Member] | Class A Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuance of bonds	$ 7,086	$ 4,085
Cash debt issuance costs				$ 92
Number of shares issued during period | shares	39,300	50	50
Aggregate number of shares issued | shares		21,850	3,600	3,600
Proceeds from issue of bonds notes and debentures recognized as share subscriptions received			$ 696
Class B Units [Member] | Class B Bond [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued	786	437	72
Proceeds from issuance of bonds	$ 71,514	$ 39,615	$ 6,504
Interest rate			10.00%						10.00%	10.00%
Cash debt issuance costs				$ 856
Debt financing costs				$ 948
Price per unit | $ / shares	$ 100		$ 100
Maturity date	September 30, 2023	September 30, 2023	September 30, 2023
Class B Units [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued | shares				4,267
Payment of warrant cash commission				$ 576
Class A Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuance of bonds	$ 16,700	$ 3,700
Number of units issued | shares	167	37
Price per unit | $ / shares	$ 100	$ 100
Class A Units [Member] | Class A Common Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuance of bonds	$ 719	$ 174
Number of shares issued during period | shares	25	25
Aggregate number of shares issued | shares	4,175	925
Class A Units [Member] | Class A Bond [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued	167	37
Proceeds from issuance of bonds	$ 15,981	$ 3,526
Interest rate									10.00%	10.00%
Price per unit | $ / shares	$ 100		$ 100
Maturity date	September 30, 2022	September 30, 2022